Investment Securities - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost
Due in one year or less	$ 12,023
Due after one year through five years	27,002
Due after five years through ten years	20,448
Due after ten years	10,128
Total	69,601
Mortgage-backed securities	105,522
Total available-for-sale securities	175,123	$ 222,578
Fair Value
Due in one year or less	12,023
Due after one year through five years	27,043
Due after five years through ten years	20,445
Due after ten years	9,966
Total	69,477
Mortgage-backed securities	105,616
Total available-for-sale securities	$ 175,093	$ 218,205